Finance income and costs	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	€m	€m	€m
Interest income	0.6	0.1	0.7
Net financing gain recognized on refinancing debt (a)	2.3	—	—
Net foreign exchange gains on translation of financial assets and liabilities	9.2	—	4.0
Finance income	12.1	0.1	4.7
Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss (b)	(79.8)	(59.8)	(64.0)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity	18.8	1.6	5.9
Net impairment loss on short-term investments	—	(8.6)	—
Net pension interest costs	(2.8)	(1.7)	(2.7)
Amortization of debt discounts and borrowing costs	(2.7)	(2.0)	(2.0)
Net foreign exchange losses on translation of financial assets and liabilities	—	(4.0)	—
Net fair value losses on derivatives held at fair value through profit or loss (c)	—	(13.7)	(5.6)
Financing costs incurred in amendment of terms of debt (d)	—	(17.9)	—
Finance costs	(66.5)	(106.1)	(68.4)
Net finance costs	(54.4)	(106.0)	(63.7)

(a) Net income of €2.3 million has been recognized as a consequence of the refinancing on November 8, 2022, as disclosed in Note 21. Of this, income of €10.2 million relates to the recognition of deferred gains on cross currency interest rate swaps where the hedged cash flows are no longer expected to occur. This is offset in part by €2.3 million of associated expenses, a non-cash €4.3 million loss on settlement as well as a charge of €1.3 million from the write-off of deferred transaction costs.
(b) Includes the unwinding of discounting on lease liabilities.
(c) Net fair value losses on derivatives held at fair value through profit or loss in 2021 included a one-off non-cash charge of €7.8 million for changes to cross currency interest rate swaps as disclosed in Note 21.
(d) Charges of €17.9 million have been recognized as a consequence of the refinancing in June 2021, as disclosed in Note 21. Of this, €10.1 million relates to the extinguishment of the previous debts, including the write-off of deferred transaction costs.